Income / (loss) per share - Summary of income (loss) per share (Details) - EUR (€) € / shares in Units, € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Income (Loss) Per Share [Abstract]
Net income (loss)	€ (24,764)	€ 1,718
Weighted average number of ordinary shares in circulation (in shares)	80,872,369	80,319,897
Basic income (loss) per share (in EUR per share)	€ (0.31)	€ 0.02
Adjustment for share instruments (in shares)	5,026,389	3,461,439
Diluted income/(loss) per share (in EUR per share)	€ (0.31)	€ 0.02